Expense Example - International Small Cap Equity	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years
USD ($)	123	384	665	1,466	133	415	718	1,579	149	462	797	1,746